Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of segment information

1.1 Segment revenues

						International				Elimination	Orange
						Carriers				telecom	consolidated
				Africa &		& Shared		Total telecom		activities /	financial
(in millions of euros)	France	Spain	Europe (1)	Middle-East	Enterprise (2)	Services (3)	Elimination	activities	Orange Bank	bank	statements
December 31, 2018
Revenue(4)	18,211	5,349	5,687	5,190	7,292	1,534	(1,879)	41,384	—	(3)	41,381
Convergence services	4,458	2,143	467	—	—	—	—	7,068	—	—	7,068
Mobile services only	2,348	1,215	2,194	3,809	743	—	(37)	10,272	—	—	10,272
Fixed services only	4,168	496	697	435	3,997	—	(189)	9,604	—	—	9,604
IT & integration services	—	1	158	21	2,312	—	(141)	2,351	—	(2)	2,349
Wholesale	5,342	810	1,150	811	35	1,150	(1,367)	7,931	—	—	7,931
Equipment sales	1,410	684	868	85	205	—	(7)	3,245	—	—	3,245
Other revenue	485	—	153	29	—	384	(138)	913	—	(1)	912
External	17,615	5,299	5,601	4,980	6,914	972	—	41,381	—	—	41,381
Inter-operating segments	596	50	86	210	378	562	(1,879)	3	—	(3)	—
December 31, 2017
Revenue(4)	18,046	5,231	5,578	5,030	7,251	1,651	(1,926)	40,861	—	(2)	40,859
Convergence services	4,045	2,078	305	—	—	—	(1)	6,427	—	—	6,427
Mobile services only	2,409	1,229	2,254	3,600	751	—	(41)	10,202	—	—	10,202
Fixed services only	4,344	501	757	431	4,152	—	(191)	9,994	—	—	9,994
IT & integration services	—	—	129	7	2,092	—	(150)	2,078	—	(1)	2,077
Wholesale	5,388	754	1,133	894	32	1,275	(1,411)	8,065	—	—	8,065
Equipment sales	1,386	669	840	66	224	—	—	3,185	—	—	3,185
Other revenue	474	—	160	32	—	376	(132)	910	—	(1)	909
External	17,463	5,177	5,496	4,779	6,860	1,084	—	40,859	—	—	40,859
Inter-operating segments	583	54	82	251	391	567	(1,926)	2	—	(2)	—
December 31, 2016
Revenue(4)	17,896	4,909	5,482	5,245	7,346	1,812	(1,982)	40,708	—	—	40,708
Convergence services	3,598	1,855	193	—	—	—	—	5,646	—	—	5,646
Mobile services only	2,612	1,260	2,332	3,686	775	—	(51)	10,614	—	—	10,614
Fixed services only	4,567	475	803	437	4,304	—	(233)	10,353	—	—	10,353
IT & integration services	—	—	107	7	2,067	—	(131)	2,050	—	—	2,050
Wholesale	5,294	676	1,079	1,026	32	1,431	(1,435)	8,103	—	—	8,103
Equipment sales	1,340	643	789	81	168	—	(1)	3,020	—	—	3,020
Other revenue	485	—	179	8	—	381	(131)	922	—	—	922
External	17,322	4,874	5,417	4,971	6,926	1,198	—	40,708	—	—	40,708
Inter-operating segments	574	35	65	274	420	614	(1,982)	—	—	—	—

(1)	See Note 1.7
(2)	Including, in 2018, revenue of 5 207 million euros in France, 21 million euros in Spain, 665 million euros in other European countries and 1,399 million euros in other countries.

Including, in 2017, revenue of 5,235 million euros in France, 34 million euros in Spain, 654 million euros in other European countries and 1,328 million euros in other countries.

Including, in 2016, revenue of 5,303 million euros in France, 37 million euros in Spain, 688 million euros in other European countries and 1,318 million euros in other countries.

(3)	Including revenue of 1,412 million euros in France in 2018, 1,530 million euros in 2017 and 1,711 million euros in 2016.
(4)	The description of product lines is presented in Note 4.1.

1.2 Segment revenue to segment reported EBITDA

						International				Elimination			Orange
						Carriers	Elimination	Total		telecom			consolidated
				Africa &		& Shared	telecom	telecom	Orange	activites		Presentation	financial
(in millions of euros)	France	Spain	Europe	Middle-East	Enterprise	Services	activities	activities	Bank (2)	/ bank	Total	adjustments(3)	statements
December 31, 2018
Revenue	18,211	5,349	5,687	5,190	7,292	1,534	(1,879)	41,384	—	(3)	41,381	—	41,381
External purchases	(7,167)	(3,204)	(3,412)	(2,521)	(3,696)	(2,469)	3,990	(18,479)	(87)	3	(18,563)	—	(18,563)
Other operating income	1,377	190	175	88	148	2,226	(3,468)	736	44	(20)	760	—	760
Other operating expenses	(535)	(211)	(168)	(231)	(661)	(35)	1,357	(484)	(33)	21	(496)	(9)	(505)
Labor expenses	(3,833)	(263)	(681)	(468)	(1,718)	(1,235)	—	(8,198)	(70)	—	(8,268)	(806)	(9,074)
Operating taxes and levies	(977)	(161)	(93)	(391)	(120)	(66)	—	(1,808)	(1)	—	(1,809)	(31)	(1,840)
Gains (losses) on disposal	—	—	—	—	—	—	—	—	—	—	—	17	17
Restructuring and integration costs	—	—	—	—	—	—	—	—	—	—	—	(199)	(199)
Adjusted EBITDA (1)	7,076	1,700	1,508	1,667	1,245	(45)	—	13,151	(147)	1	13,005	(1,028)
Significant litigations	—	(31)	—	—	—	(2)	—	(33)	—	—	(33)	33	—
Specific labour expenses	(614)	—	—	—	(68)	(129)	—	(811)	(1)	—	(812)	812	—
Investments and businesses portfolio review	—	—	—	—	—	17	—	17	—	—	17	(17)	—
Restructuring and integration costs	(114)	(9)	(6)	(12)	(24)	(35)	—	(200)	—	—	(200)	200	—
Reported EBITDA (1)	6,348	1,660	1,502	1,655	1,153	(194)	—	12,124	(148)	1	11,977	—	11,977
December 31, 2017
Revenue	18,046	5,231	5,578	5,030	7,251	1,651	(1,926)	40,861	—	(2)	40,859	—	40,859
External purchases	(7,123)	(3,157)	(3,368)	(2,444)	(3,735)	(2,771)	4,278	(18,320)	(63)	2	(18,381)	—	(18,381)
Other operating income	1,460	110	173	79	169	2,366	(3,741)	616	78	(7)	687	14	701
Other operating expenses	(553)	(202)	(149)	(209)	(652)	(52)	1,389	(428)	(14)	8	(434)	(290)	(724)
Labor expenses	(3,987)	(255)	(690)	(426)	(1,588)	(1,192)	—	(8,138)	(62)	—	(8,200)	(374)	(8,574)
Operating taxes and levies	(965)	(160)	(88)	(418)	(139)	(80)	—	(1,850)	(1)	—	(1,851)	5	(1,846)
Gains (losses) on disposal	—	—	—	—	—	—	—	—	—	—	—	(5)	(5)
Restructuring and integration costs	—	—	—	—	—	—	—	—	—	—	—	(167)	(167)
Adjusted EBITDA (1)	6,878	1,567	1,456	1,612	1,306	(78)	—	12,741	(62)	1	12,680	(817)
Significant litigations	(115)	—	—	—	—	(156)	—	(271)	—	—	(271)	271	—
Specific labour expenses	(307)	—	1	—	(15)	(53)	—	(374)	—	—	(374)	374	—
Investments and businesses portfolio review	—	—	(1)	—	—	(4)	—	(5)	—	—	(5)	5	—
Restructuring and integration costs	(12)	(4)	(39)	(21)	(33)	(58)	—	(167)	—	—	(167)	167	—
Reported EBITDA (1)	6,444	1,563	1,417	1,591	1,258	(349)	—	11,924	(62)	1	11,863	—	11,863
December 31, 2016
Revenue	17,896	4,909	5,482	5,245	7,346	1,812	(1,982)	40,708	—	—	40,708	—	40,708
External purchases	(7,023)	(3,049)	(3,200)	(2,575)	(3,748)	(2,943)	4,368	(18,170)	(16)	—	(18,186)	—	(18,186)
Other operating income	1,501	127	145	124	173	2,444	(3,802)	712	20	—	732	7	739
Other operating expenses	(525)	(203)	(119)	(270)	(687)	(67)	1,416	(455)	(2)	—	(457)	(89)	(546)
Labor expenses	(4,149)	(249)	(653)	(460)	(1,608)	(1,207)	—	(8,326)	(14)	—	(8,340)	(526)	(8,866)
Operating taxes and levies	(971)	(184)	(97)	(406)	(140)	(95)	—	(1,893)	—	—	(1,893)	85	(1,808)
Gains (losses) on disposal	—	—	—	—	—	—	—	—	—	—	—	59	59
Restructuring and integration costs	—	—	—	—	—	—	—	—	—	—	—	(499)	(499)
Adjusted EBITDA (1)	6,729	1,351	1,558	1,658	1,336	(56)	—	12,576	(12)	—	12,564	(963)
Significant litigations	—	—	—	—	—	10	—	10	—	—	10	(10)	—
Specific labour expenses	(435)	—	—	—	(17)	(73)	—	(525)	—	—	(525)	525	—
Investments and businesses portfolio review	—	—	—	16	47	(4)	—	59	—	—	59	(59)	—
Restructuring and integration costs	(166)	(127)	(15)	(36)	(74)	(81)	—	(499)	—	—	(499)	499	—
Other special items	—	—	—	—	—	(8)	—	(8)	—	—	(8)	8	—
Reported EBITDA (1)	6,128	1,224	1,543	1,638	1,292	(212)	—	11,613	(12)	—	11,601	—	11,601

(1)	Report to Note 1.7 for EBITDA adjustments.
(2)

Orange Bank's net banking income is recognized in other operating income and amounts to 43 million euros in 2018. The cost of risk is included in other operating expenses and amounts to (7) million euros in 2018.

Orange Bank's net banking income is recognized in other operating income and amounts to 73 million euros in 2017. The cost of risk is included in other operating expenses and amounts to (6) million euros in 2017.

Orange Bank's net banking income is recognized in other operating income and amounts to 21 million euros in 2016. The cost of risk is included in other operating expenses and amounts to (2) million euros in 2016.

(3)

Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement.

1.3 Segment reported EBITDA to segment operating income and segment investments

						International				Eliminations	Orange
						Carriers	Elimination	Total		telecom	consolidated
				Africa &		& Shared	telecom	telecom	Orange	activities /	financial
(in millions of euros)	France	Spain	Europe	Middle-East	Enterprise (1)	Services (2)	activities	activities	Bank	bank	statements
December 31, 2018
Reported EBITDA	6,348	1,660	1,502	1,655	1,153	(194)	—	12,124	(148)	1	11,977
Depreciation and amortization	(3,148)	(1,105)	(1,164)	(906)	(387)	(316)	—	(7,026)	(21)	—	(7,047)
Reclassification of cumulative translation
adjustment from liquidated entities	—	—	—	—	—	1	—	1	—	—	1
Impairment of goodwill	—	—	—	(56)	—	—	—	(56)	—	—	(56)
Impairment of fixed assets	(2)	—	1	(46)	—	(2)	—	(49)	—	—	(49)
Share of profits (losses) of associates and joint ventures	—	—	—	12	(1)	(8)	—	3	—	—	3
Operating income	3,198	555	339	659	765	(519)	—	4,997	(169)	1	4,829
December 31, 2017
Reported EBITDA	6,444	1,563	1,417	1,591	1,258	(349)	—	11,924	(62)	1	11,863
Depreciation and amortization	(3,073)	(1,008)	(1,157)	(902)	(371)	(331)	—	(6,842)	(4)	—	(6,846)
Effects resulting from business combinations	—	—	—	—	—	—	—	—	(27)	—	(27)
Reclassification of cumulative translation
adjustment from liquidated entities	—	—	—	—	—	(8)	—	(8)	—	—	(8)
Impairment of goodwill	—	—	(19)	(1)	—	—	—	(20)	—	—	(20)
Impairment of fixed assets	(3)	—	(1)	(180)	1	(7)	—	(190)	—	—	(190)
Share of profits (losses) of associates and joint ventures	—	—	—	14	1	(9)	—	6	—	—	6
Operating income	3,368	555	240	522	889	(704)	—	4,870	(93)	1	4,778
December 31, 2016
Reported EBITDA	6,128	1,224	1,543	1,638	1,292	(212)	—	11,613	(12)	—	11,601
Depreciation and amortization	(2,823)	(946)	(1,169)	(1,056)	(376)	(358)	—	(6,728)	—	—	(6,728)
Effects resulting from business combinations	—	—	—	—	—	—	—	—	97	—	97
Reclassification of cumulative translation
adjustment from liquidated entities	—	—	—	—	1	13	—	14	—	—	14
Impairment of goodwill	—	—	(549)	(265)	—	—	—	(814)	—	—	(814)
Impairment of fixed assets	(1)	—	—	(204)	(1)	(1)	—	(207)	—	—	(207)
Share of profits (losses) of associates and joint ventures	—	—	6	(45)	—	(7)	—	(46)	—	—	(46)
Operating income	3,304	278	(169)	68	916	(565)	—	3,832	85	—	3,917
December 31, 2018
Investments in property, plant and equipment and intangible assets
Capex (3)	3,656	1,120	953	1,008	353	316	—	7,406	36	—	7,442
Telecommunications licenses	(1)	149	10	42	—	—	—	200	—	—	200
Finance leases	1	70	32	2	31	—	—	136	—	—	136
Total investments (4)	3,656	1,339	995	1,052	384	316	—	7,742	36	—	7,778
December 31, 2017
Investments in property, plant and equipment and intangible assets
Capex (3)	3,451	1,115	897	1,021	382	282	—	7,148	61	—	7,209
Telecommunications licenses	11	10	—	297	—	—	—	318	—	—	318
Finance leases	1	4	11	1	24	2	—	43	—	—	43
Total investments (5)	3,463	1,129	908	1,319	406	284	—	7,509	61	—	7,570
December 31, 2016
Investments in property, plant and equipment and intangible assets
Capex (3)	3,421	1,086	874	962	336	277	—	6,956	15	—	6,971
Telecommunications licenses	—	51	728	742	—	—	—	1,521	—	—	1,521
Finance leases	—	4	3	4	24	56	—	91	—	—	91
Total investments (6)	3,421	1,141	1,605	1,708	360	333	—	8,568	15	—	8,583

(1)	Including investments in tangible and intangible assets for 275 million euros in France in 2018, 285 million euros in 2017 and 248 million euros in 2016.
(2)	Including investments in tangible and intangible assets for 312 million euros in France in 2018, 280 million euros in 2017 and 329 million euros in 2016.
(3)

CAPEX related to tangible and intangible investments except telecommunications licenses and financial leases and they are used internally to allocate resources. CAPEX are not a financial aggregate defined by IFRS and may not be comparable to similarly titled indicators used by other companies.

(4)	Including 1,895 million euros for other intangible assets and 5,883 million euros for tangible assets.
(5)	Including 1,893 million euros for other intangible assets and 5,677 million euros for tangible assets.

(6)Including 3,007 million euros for other intangible assets and 5,567 million euros for tangible assets.

1.4 Segment assets

							Eliminations
							telecom
						International	activities					Eliminations	Orange
						Carriers	and		Total			telecom	consolidated
				Africa &		& Shared	unallocated		telecom	Orange		activities /	financial
(in millions of euros)	France	Spain	Europe	Middle-East	Enterprise (1)	Services (2)	items		activities	Bank		bank	statements
December 31, 2018
Goodwill	14,364	6,840	2,581	1,542	1,830	17	—		27,174	—		—	27,174
Other intangible assets	3,921	1,778	2,015	2,106	388	3,780	1		13,989	84		—	14,073
Property, plant and equipment	14,306	3,730	4,150	3,443	540	1,519	—		27,688	5		—	27,693
Interests in associates and joint ventures	—	1	4	82	—	17	—		104	—		—	104
Non-current assets included in the calculation of net financial debt	—	—	—	—	—	—	816		816	—		—	816
Other	11	17	15	23	23	19	3,123	(3)	3,231	1,637	(4)	(27)	4,841
Total non-current assets	32,602	12,366	8,765	7,196	2,781	5,352	3,940		73,002	1,726		(27)	74,701
Inventories	505	79	171	82	49	79	—		965	—		—	965
Trade receivables	1,506	699	1,227	761	821	946	(631)		5,329	—		(34)	5,295
Other customer contract assets	443	140	363	8	212	—	—		1,166	—		—	1,166
Prepaid expenses	68	241	35	89	71	82	(17)		569	2		—	571
Current assets included in the calculation of net financial debt	—	—	—	—	—	—	7,886		7,886	—		—	7,886
Other	776	60	75	811	174	374	51		2,321	3,687	(5)	—	6,008
Total current assets	3,298	1,219	1,871	1,751	1,327	1,481	7,289		18,236	3,689		(34)	21,891
Assets held for sale	—	—	—	—	—	—	—		—	—		—	—
Total assets	35,900	13,585	10,636	8,947	4,108	6,833	11,229		91,238	5,415		(61)	96,592
December 31, 2017
Goodwill	14,364	6,818	2,589	1,629	1,493	18	—		26,911	—		—	26,911
Other intangible assets	4,099	1,742	2,204	2,160	342	3,720	1		14,268	71		—	14,339
Property, plant and equipment	13,637	3,542	4,236	3,193	479	1,575	—		26,662	3		—	26,665
Interests in associates and joint ventures	—	1	4	70	1	1	—		77	—		—	77
Non-current assets included in the calculation of net financial debt	—	—	—	—	—	—	895		895	—		—	895
Other	4	17	16	13	22	18	3,166	(3)	3,256	1,496	(4)	(27)	4,725
Total non-current assets	32,104	12,120	9,049	7,065	2,337	5,332	4,062		72,069	1,570		(27)	73,612
Inventories	402	79	149	78	45	74	—		827	—		—	827
Trade receivables	1,590	686	1,143	690	807	881	(613)		5,184	—		(9)	5,175
Other customer contract assets	451	132	411	—	210	—	—		1,204	—		—	1,204
Prepaid expenses	76	152	37	67	48	93	(19)		454	1		—	455
Current assets included in the calculation of net financial debt	—	—	—	—	—	—	8,014		8,014	—		—	8,014
Other	828	64	45	757	165	268	146		2,273	3,941	(5)	(152)	6,062
Total current assets	3,347	1,113	1,785	1,592	1,275	1,316	7,528		17,956	3,942		(161)	21,737
Assets held for sale	—	—	—	—	—	—	—		—	—		—	—
Total assets	35,451	13,233	10,834	8,657	3,612	6,648	11,590		90,025	5,512		(188)	95,349
December 31, 2016
Goodwill	14,364	6,818	2,576	1,709	1,497	15	—		26,979	—		—	26,979
Other intangible assets	4,269	1,861	2,332	2,103	327	3,694	—		14,586	16		—	14,602
Property, plant and equipment	13,054	3,313	4,124	3,270	487	1,662	—		25,910	2		—	25,912
Interests in associates and joint ventures	—	1	6	111	1	11	—		130	—		—	130
Non-current assets included in the calculation of net financial debt	—	—	—	—	—	—	980		980	—		—	980
Other	4	16	15	14	21	18	4,156	(3)	4,244	1,553	(4)	(27)	5,770
Total non-current assets	31,691	12,009	9,053	7,207	2,333	5,400	5,136		72,829	1,571		(27)	74,373
Inventories	433	73	132	84	50	49	(2)		819	—		—	819
Trade receivables	1,515	729	911	701	784	864	(540)		4,964	—		—	4,964
Other customer contract assets	475	146	497	—	217	—	—		1,335	—		—	1,335
Prepaid expenses	70	92	41	66	43	95	(14)		393	1		—	394
Current assets included in the calculation of net financial debt	—	—	—	—	—	—	7,899		7,899	—		—	7,899
Other	532	13	21	638	151	384	437		2,176	3,451	(5)	—	5,627
Total current assets	3,025	1,053	1,602	1,489	1,245	1,392	7,780		17,586	3,452		—	21,038
Assets held for sale	—	—	—	—	—	—	—		—	—		—	—
Total assets	34,716	13,062	10,655	8,696	3,578	6,792	12,916		90,415	5,023		(27)	95,411

(1)	Including in 2018 tangible and intangible assets for 632 million euros in France, 565 million euros in 2017 and 541 million euros in 2016.
(2)

Including in 2018 tangible and intangible assets for 2,151 million euros in France, 2,144 million euros in 2017 and 2,203 million euros in 2016. Intangible assets also include the Orange brand for 3,133 million euros.

(3)	Including in 2018, 659 million euros of BT shares, 814 million euros in 2017 and 1,709 million euros in 2016 (see Note 11.7).
(4)	Including in 2018, 1,617 million euros of non-current financial assets related to Orange Bank activities, 1,464 million euros in 2017 and 1,523 million euros in 2016 (see Note 15.1.1).
(5)	Including in 2018, 3,075 million euros of current financial assets related to Orange Bank activities, 3,275 million euros in 2017 and 3,336 million euros in 2016 (see Note 15.1.1).

1.5 Segment equity and liabilities

							Eliminations
							telecom
						International	activities				Eliminations	Orange
						Carriers	and	Total			telecom	consolidated
				Africa &		& Shared	unallocated	Telecom	Orange		activities /	financial
(in millions of euros)	France	Spain	Europe	Middle-East	Enterprise	Services	items	activities	Bank		bank	statements
June 30, 2018
Equity	—	—	—	—	—	—	33,151	33,151	98		—	33,249
Fixed assets payables	48	119	291	154	—	—	—	612	—		—	612
Non-current employee benefits	1,726	11	33	64	264	717	—	2,815	8		—	2,823
Non-current liabilities included in the calculation of net financial debt	—	—	—	—	—	—	27,461	27,461	—		—	27,461
Other	635	126	243	59	46	180	791	2,080	98	(1)	(27)	2,151
Total non-current liabilities	2,409	256	567	277	310	897	28,252	32,968	106		(27)	33,047
Fixed assets payables	1,116	598	398	528	58	138	(1)	2,835	—		—	2,835
Trade payables	2,598	1,055	926	1,081	689	917	(631)	6,635	135		(34)	6,736
Customer contracts liabilities	1,091	66	322	127	283	129	(16)	2,002	—		—	2,002
Current employee benefits	1,307	38	102	68	398	471	—	2,384	8		—	2,392
Deferred income	2	—	3	44	2	7	—	58	—		—	58
Current liabilities included in the calculation of net financial debt	—	—	—	—	—	—	7,403	7,403	—		—	7,403
Other	846	148	253	1,069	273	833	381	3,803	5,067	(2)	—	8,870
Total current liabilities	6,960	1,905	2,004	2,917	1,703	2,495	7,136	25,120	5,210		(34)	30,296
Liabilities related to assets held for sale	—	—	—	—	—	—	—	—	—		—	—
Total equity and liabilities	9,369	2,161	2,571	3,194	2,013	3,392	68,539	91,239	5,414		(61)	96,592
December 31, 2017
Equity	—	—	—	—	—	—	33,285	33,285	227		—	33,512
Fixed assets payables	75	—	327	208	—	—	—	610	—		—	610
Non-current employee benefits	1,601	5	33	77	259	693	—	2,668	6		—	2,674
Non-current liabilities included in the calculation of net financial debt	—	—	—	—	—	—	27,221	27,221	—		—	27,221
Other	663	134	263	50	31	218	836	2,195	107	(1)	(27)	2,275
Total non-current liabilities	2,339	139	623	335	290	911	28,057	32,694	113		(27)	32,780
Fixed assets payables	1,438	532	392	530	52	102	(1)	3,045	1		—	3,046
Trade payables	2,487	985	843	1,072	694	977	(614)	6,444	92		(9)	6,527
Customer contracts liabilities	1,162	78	280	130	271	120	(20)	2,021	—		—	2,021
Current employee benefits	1,451	38	109	69	348	426	—	2,441	7		—	2,448
Deferred income	3	—	3	87	—	5	(22)	76	—		—	76
Current liabilities included in the calculation of net financial debt	—	—	—	—	—	—	6,216	6,216	—		—	6,216
Other	699	126	467	905	252	897	457	3,803	5,072	(2)	(152)	8,723
Total current liabilities	7,240	1,759	2,094	2,793	1,617	2,527	6,016	24,046	5,172		(161)	29,057
Liabilities related to assets held for sale	—	—	—	—	—	—	—	—	—		—	—
Total equity and liabilities	9,579	1,898	2,717	3,128	1,907	3,438	67,358	90,025	5,512		(188)	95,349
December 31, 2016
Equity	—	—	—	—	—	—	33,560	33,560	285		—	33,845
Fixed assets payables	322	—	363	221	—	—	1	907	—		—	907
Non-current employee benefits	1,895	—	34	70	312	713	(1)	3,023	6		—	3,029
Non-current liabilities included in the calculation of net financial debt	—	—	—	—	—	—	29,420	29,420	—		—	29,420
Other	695	151	194	56	33	177	901	2,207	102	(1)	(27)	2,282
Total non-current liabilities	2,912	151	591	347	345	890	30,321	35,557	108		(27)	35,638
Fixed assets payables	1,293	539	393	418	46	104	1	2,794	6		—	2,800
Trade payables	2,355	886	722	1,073	665	1,008	(541)	6,168	46		—	6,214
Customer contracts liabilities	1,188	76	275	142	293	110	(13)	2,071	—		—	2,071
Current employee benefits	1,369	36	98	68	348	342	—	2,261	5		—	2,266
Deferred income	5	—	3	93	—	6	(23)	84	—		—	84
Current liabilities included in the calculation of net financial debt	—	—	—	—	—	—	4,666	4,666	—		—	4,666
Other	429	103	381	828	235	791	487	3,254	4,573	(2)	—	7,827
Total current liabilities	6,639	1,640	1,872	2,622	1,587	2,361	4,577	21,298	4,630		—	25,928
Liabilities related to assets held for sale	—	—	—	—	—	—	—	—	—		—	—
Total equity and liabilities	9,551	1,791	2,463	2,969	1,932	3,251	68,458	90,415	5,023		(27)	95,411

(1)	Including in 2018, 90 million euros of non-current financial liabilities, 100 million euros in 2017 and 95 million euros in 2016.
(2)	Including in 2018, 4,835 million euros of current financial liabilities related to Orange Bank activities (see Note 15.1).

Including in 2017, 4,941 million euros of current financial liabilities related to Orange Bank activities

Including in 2016, 4,507 million euros of current financial liabilities related to Orange Bank activities.

1.6 Simplified statement of cash flows on telecommunication and Orange Bank activities

	2018
					Eliminations	Orange
					telecom	consolidated
	Telecom				activities /	financial
(in millions of euros)	activities		Orange Bank		Orange Bank	statement
Operating activities
Consolidated net income	2,326		(168)		—	2,158
Non-monetary items and reclassified items for presentation	11,457		40		—	11,497
Changes in working capital
Decrease (increase) in inventories, gross	(152)		—		—	(152)
Decrease (increase) in trade receivables, gross	(122)		—		25	(97)
Increase (decrease) in trade payables	158		44		(25)	177
Changes in other customer contract assets and liabilities	12		—		—	12
Changes in other assets and liabilities	(95)		(81)		—	(176)
Other net cash out
Operating taxes and levies paid	(1,776)		(1)		—	(1,777)
Dividends received	51		—		—	51
Interest paid and interest rates effects on derivatives, net	(1,259)		—		—	(1,259)
Income tax paid	(928)		—		—	(928)
Net cash provided by operating activities (a)	9,672		(166)		—	9,506

Investing activities
Purchases (sales) of property, plant and equipment and intangible assets	(7,655)		(37)		—	(7,692)
Cash paid for investment securities, net of cash acquired	(284)		—		—	(284)
Investments in associates and joint ventures	(6)		—		—	(6)
Others purchases of assets available for sale	—		—		—	—
Purchases of equity securities measured at fair value	(90)		(14)		—	(104)
Proceeds from sales of investment securities, net of cash transferred	110		—		—	110
Decrease (increase) in securities and other financial assets	(501)		77		(152)	(576)
Net cash used in investing activities (b)	(8,426)		26		(152)	(8,552)

Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	5,214		—		—	5,214
Medium and long-term debt redemptions and repayments	(4,095)		—		—	(4,095)
Increase (decrease) of bank overdrafts and short-term borrowings	(251)		56		152	(43)
Decrease (increase) of cash collateral deposits	203		5		—	208
Exchange rates effects on derivatives, net	7		—		—	7
Other cash flows
Coupon on subordinated notes	(280)		—		—	(280)
Purchases of treasury shares - Orange Vision 2020 free share award plan	(101)		—		—	(101)
Other proceeds (purchases) from treasury shares	3		—		—	3
Capital increase (decrease) - non-controlling interests	(87)	(1)	155	(1)	—	68
Changes in ownership interests with no gain / loss of control	(6)		—		—	(6)
Dividends paid to owners of the parent company	(1,860)		—		—	(1,860)
Dividends paid to non-controlling interests	(246)		—		—	(246)
Net cash used in financing activities (c)	(1,499)		216		152	(1,131)

Cash and cash equivalents in the opening balance	5,333		477		—	5,810
Cash change in cash and cash equivalents (a) + (b) + (c)	(253)		76		—	(177)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	1		—		—	1
Cash and cash equivalents in the closing balance	5,081		553		—	5,634

(1) Of which 101 million euros in Orange Bank share capital invested by Orange.

	2017
					Eliminations	Orange
					telecom	consolidated
	Telecom				activities/	financial
(in millions of euros)	activities		Orange Bank		Orange Bank	statement
Operating activities
Consolidated net income	2,134		(94)		—	2,040
Non-monetary items and reclassified items for presentation	11,474		38		—	11,512
Changes in working capital
Decrease (increase) in inventories, gross	(14)		—		—	(14)
Decrease (increase) in trade receivables, gross	(271)		—		9	(262)
Increase (decrease) in trade payables	375		46		(9)	412
Changes in other customer contract assets and liabilities	112		—		—	112
Changes in other assets and liabilities	(120)		284		—	164
Other net cash out
Operating taxes and levies paid	(1,931)		(3)		—	(1,934)
Dividends received	55		—		—	55
Interest paid and interest rates effects on derivatives, net	(1,328)		(0)		—	(1,328)
Income tax paid	(584)		1		—	(583)
Net cash provided by operating activities (a)	9,902		272		—	10,174
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets	(7,311)		(67)		—	(7,378)
Cash paid for investment securities, net of cash acquired	(34)		—		—	(34)
Others purchases of assets available for sale	(43)		—		—	(43)
Purchases of equity securities measured at fair value	(7)		—		—	(7)
Proceeds from sales of investment securities, net of cash transferred	515		—		—	515
Decrease (increase) in securities and other financial assets	(1,082)		(63)		151	(994)
Net cash used in investing activities (b)	(7,962)		(130)		151	(7,941)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	2,450		—		—	2,450
Medium and long-term debt redemptions and repayments	(2,728)		—		—	(2,728)
Increase (decrease) of bank overdrafts and short-term borrowings	964		136		(151)	949
Decrease (increase) of cash collateral deposits	(1,138)		11		—	(1,127)
Exchange rates effects on derivatives, net	(66)		—		—	(66)
Other cash flows
Coupon on subordinated notes	(282)		—		—	(282)
Other proceeds (purchases) from treasury shares	(4)		—		—	(4)
Capital increase (decrease) - non-controlling interests	(66)	(1)	100	(1)	—	34
Changes in ownership interests with no gain / loss of control	1		—		—	1
Dividends paid to owners of the parent company	(1,729)		—		—	(1,729)
Dividends paid to non-controlling interests	(236)		—		—	(236)
Net cash used in financing activities (c)	(2,834)		247		(151)	(2,738)
Cash and cash equivalents in the opening balance	6,267		88		—	6,355
Cash change in cash and cash equivalents (a) + (b) + (c)	(894)		389		—	(505)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	(40)		—		—	(40)
Cash and cash equivalents in the closing balance	5,333		477		—	5,810

(1)	Of which 65 million euros in Orange Bank share capital invested by Orange.

	2016
	Telecom		Orange		Eliminations	Orange
	activities		Bank		telecom	consoli-
					activities /	dated
					Orange	financial
(in millions of euros)					Bank	statement
Operating activities
Consolidated net income	3,036		86		—	3,122
Non-monetary items and reclassified items for presentation	10,144		(99)		—	10,045
Changes in working capital
Decrease (increase) in inventories, gross	(62)		—		—	(62)
Decrease (increase) in trade receivables, gross	113		—		—	113
Increase (decrease) in trade payables	82		2		—	84
Changes in other customer contract assets and liabilities	66		—		—	66
Changes in other assets and liabilities	(507)		(200)		—	(707)
Other net cash out
Operating taxes and levies paid	(1,896)		(1)		—	(1,897)
Dividends received	236		—		—	236
Interest paid and interest rates effects on derivatives, net	(1,345)		1		—	(1,344)
Income tax paid	(906)		(0)		—	(906)
Net cash provided by operating activities (a)	8,961		(211)		—	8,750

Investing activities
Purchases (sales) of property, plant and equipment and intangible assets	(8,306)		(9)		—	(8,315)
Cash paid for investment securities, net of cash acquired	(1,244)		55	(1)	—	(1,189)
Investments in associates and joint ventures	(17)		—		—	(17)
Others purchases of assets available for sale	(12)		—		—	(12)
Purchases of equity securities measured at fair value	(1)		—		—	(1)
Proceeds from sales of investment securities, net of cash transferred	4,588		—		—	4,588
Decrease (increase) in securities and other financial assets	(65)		105		27	67
Net cash used in investing activities (b)	(5,057)		151		27	(4,879)

Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	3,411		27		(27)	3,411
Medium and long-term debt redemptions and repayments	(2,667)		(27)		—	(2,694)
Increase (decrease) of bank overdrafts and short-term borrowings	90		44		—	134
Decrease (increase) of cash collateral deposits	(888)		4		—	(884)
Exchange rates effects on derivatives, net	201		—		—	201
Other cash flows
Coupon on subordinated notes	(291)		—		—	(291)
Other proceeds (purchases) from treasury shares	2		—		—	2
Capital increase (decrease) - owners of the parent company	113		—		—	113
Capital increase (decrease) - non-controlling interests	(104)	(2)	100	(2)	—	(4)
Changes in ownership interests with no gain / loss of control	(16)		—		—	(16)
Dividends paid to owners of the parent company	(1,596)		—		—	(1,596)
Dividends paid to non-controlling interests	(259)		—		—	(259)
Net cash used in financing activities (c)	(2,004)		148		(27)	(1,883)

Cash and cash equivalents in the opening balance	4,469		—		—	4,469
Cash change in cash and cash equivalents (a) + (b) + (c)	1,900		88		—	1,988
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	(102)		—		—	(102)
Cash and cash equivalents in the closing balance	6,267		88		—	6,355

(1)	Related to Orange Bank cash acquired.
(2)	Of which 65 million euros in Orange Bank share capital invested by Orange.